Note 17 - Notes Payable (Details Textual)		1 Months Ended			12 Months Ended
	Jul. 16, 2020 GBP (£)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 16, 2020 USD ($)	Jul. 16, 2020 GBP (£)
Long-Term Debt						$ 1,398,000	$ 1,523,000
Collateralized Promissory Note [Member] | Progressive Care [Member]
Debt Instrument, Face Amount					$ 1,530,000
Debt Instrument, Interest Rate, Stated Percentage					4.75%
Debt Instrument, Number of Payments					119
Debt Instrument, Periodic Payment					$ 11,901
Coronavirus Loans [Member] | HSBC UK Bank PLC [Member]
Debt Instrument, Face Amount								$ 338,343	£ 250,000
Foreign Currency Exchange Rate, Translation								1.353372	1.353372
Debt Instrument, Basis Spread on Variable Rate	4.00%
Debt Instrument, Interest Rate, Effective Percentage								0.10%	0.10%
Debt Instrument, Term (Year)	6 years
Debt Instrument, Periodic Payment, Principal | £	£ 4,166.67
Debt Instrument, Prepayment Limit, Percentage of Balance of Debenture								10.00%	10.00%
Long-Term Debt							165,000
Coronavirus Loans [Member] | HSBC UK Bank PLC [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	4.00%
Note Obligation for Pharmacy Equipment [Member] | Progressive Care [Member]
Debt Instrument, Face Amount				$ 30,000
Debt Instrument, Interest Rate, Stated Percentage				6.90%
Debt Instrument, Number of Payments				46
Debt Instrument, Periodic Payment				$ 331
Long-Term Debt						5,000	6,500
Amended Note Obligation to Purchase Pharmacy Equipment [Member] | Progressive Care [Member]
Long-Term Debt							6,000
Note Obligation to Purchase Pharmacy Equipment [Member] | Progressive Care [Member]
Debt Instrument, Face Amount			$ 90,000
Debt Instrument, Interest Rate, Stated Percentage			8.78%
Debt Instrument, Number of Payments			60
Debt Instrument, Periodic Payment			$ 1,859
Long-Term Debt						70,000	74,000
Note Obligation for Vehicles [Member] | Progressive Care [Member]
Debt Instrument, Face Amount		$ 25,000
Debt Instrument, Interest Rate, Stated Percentage		8.29%
Debt Instrument, Number of Payments		24
Debt Instrument, Periodic Payment		$ 1,143
Long-Term Debt						$ 7,000	$ 10,000